Balance Sheet Details (Details) - Schedule of accrued expenses - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Schedule Of Accrued Expenses Abstract
Accrued payroll and related expenses	$ 678,452	$ 756,729
Accrued clinical study expenses	109,483	327,244
Accrued professional fees	40,614	294,130
Accrued clinical development costs	90,000	145,566
Accrued other expenses	4,565	5,000
Premium Finance Agreement	73,333
Total accrued expenses	$ 996,447	$ 1,528,669